UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/08

Item 1.  Reports to Stockholders.

Semi – Annual Report

March 31, 2008

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

March 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2008, compared to its benchmarks:

Inception** - March 31, 2008
Sierra Core Retirement Fund – Class R	-0.81%
S&P 500 Total Return Index	-11.12%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.   For performance information current to the most recent month-end, please call 1-866-738-4363.

** Inception date is December 24, 2007 for Class R shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Fixed-Income	36.50%
Equity	12.90%
Alternative Investments	12.40%
Other, Cash & Cash Equivalents	38.20%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2008 (Unaudited)
	Shares		Value
		MUTUAL FUNDS - 61.8%
		ALTERNATIVE - 12.4%
	775	Janus Advisor Long/Short Fund	$ 9,907
	541,252	ProFunds Falling US Dollar Fund	17,238,869
			17,248,776

		FIXED-INCOME - 36.5%
	2,523,114	Oppenheimer International Bond Fund	17,056,252
	3,325,234	Pimco Low Duration Fund	33,717,874
			50,774,126

		EQUITY - 12.9%
	422,556	Rydex S&P 500 Index Fund	10,944,204
	260,371	Tweedy Browne Global Value Fund	7,084,685
			18,028,889

		TOTAL MUTUAL FUNDS
		(Cost $86,086,991)	86,051,791

		SHORT-TERM INVESTMENTS - 38.2%
	53,202,914	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio
		(Cost $53,202,914)	53,202,914

		TOTAL INVESTMENTS - 100.0% (Cost $139,289,905) (a)	$ 139,254,705
		OTHER ASSETS & LIABILITIES - (0.0)%	16,840
		NET ASSETS - 100.0%	$ 139,271,545

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 442,150
		Unrealized depreciation:	(477,350)
		Net unrealized depreciation:	$ (35,200)

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 139,289,905
At value	$ 139,254,705
Dividends and interest receivable	248,092
TOTAL ASSETS	139,502,797

LIABILITIES
Investment advisory fees payable	145,273
Fund shares repurchased	23,635
Administration fees payable	11,764
Transfer agent fees payable	11,459
Custody fees payable	3,808
Fund accounting fees payable	55
Accrued expenses and other liabilities	35,258
TOTAL LIABILITIES	231,252
NET ASSETS	$ 139,271,545

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 141,217,994
Overdistributed net investment income	(96)
Accumulated net realized loss from security transactions	(1,911,153)
Net unrealized depreciation of investments	(35,200)
NET ASSETS	$ 139,271,545

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)(Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 20
Shares of beneficial interest outstanding	1
Net asset value and redemption price per share (a)	$ 19.73
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 20.93

Class I Shares:
Net Assets	$ 20
Shares of beneficial interest outstanding	1
Net asset value, offering price and redemption price per share (a)	$ 19.73

Class R Shares:
Net Assets	$ 139,271,505
Shares of beneficial interest outstanding	7,059,999
Net asset value, offering price and redemption price per share (a)	$ 19.73

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2008 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$ 720,736
Interest	620,659
TOTAL INVESTMENT INCOME	1,341,395

EXPENSES
Investment advisory fees	477,140
Administrative services fees	31,082
Transfer agent fees	19,530
Registration fees	12,728
Professional fees	12,183
Accounting services fees	12,000
Printing and postage expenses	10,910
Insurance expense	5,455
Custodian fees	5,455
Compliance officer fees	3,091
Trustees fees and expenses	1,091
Other expenses	1,815
TOTAL EXPENSES	592,480

Fees waived/reimbursed by the Advisor	(13,816)

NET EXPENSES	578,664
NET INVESTMENT INCOME	762,731

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,911,153)
Net change in unrealized appreciation (depreciation) of investments	(35,200)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,946,353)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,183,622)

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31,
2008 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 762,731
Net realized loss from security transactions	(1,911,153)
Net change in unrealized appreciation (depreciation) of investments	(35,200)
Net decrease in net assets resulting from operations	(1,183,622)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-
From net investment income	(762,827)
From distributions to shareholders	(762,827)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20
Class I	20
Class R	150,997,246
Net asset value of shares issued in reinvestment distributions
Class A	-
Class I	-
Class R	762,827
Payments for shares redeemed:
Class A	-
Class I	-
Class R	(10,542,119)
Net increase in net assets from shares of beneficial interest	141,217,994

TOTAL INCREASE IN NET ASSETS	139,271,545

NET ASSETS
Beginning of Period	-
End of Period*	$ 139,271,545
*Includes overdistributed net investment income of:	$ (96)

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
March 31,
2008 (a)
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	5
Shares Reinvested	-
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	5
Shares Reinvested	-
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	1

Class R:
Shares Sold	7,546,812
Shares Reinvested	38,590
Shares Redeemed	(525,404)
Net increase in shares of beneficial interest outstanding	7,059,999

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I	Class R
	Period Ended	Period Ended	Period Ended
	March 31,	March 31,	March 31,
	2008 (1)	2008 (1)	2008 (1)
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 20.00	$ 20.00	$ 20.00

Activity from investment operations:
Net investment income (2)	-	-	0.11
Net realized and unrealized
gain (loss) on investments (2)	(0.27)	(0.27)	(0.28)
Total from investment operations	(0.27)	(0.27)	(0.16)

Less distributions from:
Net investment income	-	-	(0.11)
Net realized gains	-	-	-
Total distributions	-	-	(0.11)

Paid-in-Capital From Redemption Fees	-	-	-

Net asset value, end of period	$ 19.73	$ 19.73	$ 19.73

Total return (3)(8)	(0.97%)	(0.97%)	(0.81%)

Net assets, at end of period	$ 20	$ 20	$ 139,271,505

Ratio of gross expenses to average
net assets (4)(5)(6)	1.75%	1.75%	1.53%
Ratio of net expenses to average
net assets (5)(6)	1.75%	1.75%	1.50%
Ratio of net investment income
to average net assets (5)(7)	0.00%	0.00%	1.98%

Portfolio Turnover Rate (8)	134%	134%	134%

(1)	The Sierra Core Retirement Fund commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See Accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class I, and Class R.  The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008 (Unaudited)

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund’s investments relating to SFAS 157.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

* Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $191,484,177 and $103,485,981, respectively.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Advisor is contractually limiting (capping) total annual operating expenses of the Fund through February 28, 2009 (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum for A and I Class shares, and 1.50% per annum for R Class shares, of the Fund’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A & I shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate GFS.

The Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. . Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended March 31, 2008 were $1,291.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2008, the Fund incurred expenses of $3,091 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended March 31, 2008, GemCom collected amounts totaling $150 for EDGAR and printing services performed.

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

March 31, 2008 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 24, 2007 through March 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/24/07	Ending Account Value 3/31/08	Expenses Paid During Period 12/24/07– 3/31/08	Expense Ratio During Period*** 12/24/07 – 3/31/08
Class A	$1,000.00	$990.30	$4.62*	1.75%
Class I	1,000.00	990.30	4.62*	1.75
Class R	1,000.00	991.90	3.96*	1.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During Period 10/1/07 – 3/31/08	Expense Ratio During Period*** 10/1/07 – 3/31/08
Class A	$1,000.00	$1,016.25	$8.82**	1.75%
Class I	1,000.00	1,016.25	8.82**	1.75
Class R	1,000.00	1,017.50	7.57**	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (97) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

***Annualized.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

6/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

             Andrew B. Rogers, President

Date

6/6/08

By (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

6/6/08